Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

July 6, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hamilton Lane Private Assets Fund (Registration Nos. 811-23509,

333-236451) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment no. 1 to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. The purpose of this pre-effective amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 filed on February 14, 2020 and to complete various parts of the Fund’s disclosure.

Questions should be directed to me at (215) 988-3307 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

cc:	Joshua B. Deringer